Deferred contract costs (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of deferred contract costs activity
The following table summarizes deferred contract costs activity:

	December 31,
	2022	2023

Balance at the beginning of the year	$17,678	$18,137
Capitalization of deferred contract costs	10,100	13,488
Amortization of deferred contract costs	(9,641)	(10,615)
Balance at the end of the year	$18,137	$21,010